Description of Organization and Business Operations - Going Concern Consideration (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Initial Public Offering
Income available outside of the Trust Account	$ 480,000	$ 850,000
Working capital deficit	18,700,000	836,000
Note payable to related party	250,000	250,000
Advance from related party	2,000	2,000
Net proceeds not held in Trust Account	2,000,000	2,000,000
Maximum working capital loans which may be converted to warrants	$ 1,500,000	$ 1,500,000
Exercise price of warrant (in dollars per share)	$ 1.00	$ 1.00
Outstanding borrowings under working capital loans	$ 0	$ 0
Sponsor
Initial Public Offering
Annual limit of amount released to the Company to fund working capital requirements	$ 25,000	$ 25,000